Segment Data - Schedule of long-lived assets by geographical areas (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 313.8	$ 304.3
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	216.9	211.6
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	40.5	30.3
All other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 56.4	$ 62.4